Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Consolidation of Subsidiaries

The financial statements include the accounts of the Company’s subsidiaries:

Company	Registered	% Owned
Shoal Media (Canada) Inc.	British Columbia, Canada	100%
Kidoz Ltd.	Israel	100%
Prado Media Ltd.	British Columbia, Canada	100%
Rooplay Media Kenya Limited	Kenya	100%
Shoal Media Inc.	Anguilla	100%
Shoal Games (UK) Plc	United Kingdom	0%
Shoal Media (UK) Ltd.	United Kingdom	100%

Schedule of Useful Life of Equipment
Equipment and computers	3 years
Furniture and fixtures	5 years

Schedule of Weighted Average Assumptions of Option

The fair value of each option grant has been estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2023	2022	2021
Expected dividend yield	-	-	-
Volatility	118.91%	90.20%	107.06%
Risk-free interest rate	3.69%	1.57%	0.52%
Expected life of options	5 years	5 years	5 years
Forfeiture rate	5%	5%	5%

Schedule of Finite-Lived Intangible Assets, Amortization Period

The Company identified the following intangible assets in the acquisition of Kidoz Ltd. Finite life intangible assets are recorded at historical cost less accumulated amortization based on their estimated useful life and any impairment is determined in accordance with ASC 360. The Company does not have any indefinite life intangible assets. Amortization is provided for annually on the straight-line method over the following periods:

Amortization period
Ad Tech technology	5 years
Kidoz OS technology	3 years
Customer relationships	8 years

Schedule of Income (Loss) Per Share Data

The income (loss) per share data for the year ended December 31, 2023 and 2022 are summarized as follows:

	2023	2022	2021
Loss for the year	$(2,012,056)	$(1,347,113)	$(190,321)

Basic and diluted weighted average number of common shares outstanding	131,305,254	131,481,983	131,340,989

Basic and diluted loss per common share outstanding	$(0.02)	$(0.01)	$(0.00)